Condensed Unaudited Interim Consolidated Statements of Shareholders' Equity (Deficiency) (USD $)	Reclass of Warrant Liabilities [Member] Additional Paid-in Capital [Member]	Reclass of Warrant Liabilities [Member]	Reclass of Conversion Option in Convertible Debenture [Member] Additional Paid-in Capital [Member]	Reclass of Conversion Option in Convertible Debenture [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Nov. 30, 2012					$ 6,128,697	$ 22,428,120	$ (240,010)	$ (30,084,684)	$ (1,767,877)
Balance (in Shares) at Nov. 30, 2012					17,906,937
Stock options to employees						188,475			188,475
Shares issued for options exercised (Note 8) (in Shares)									0
Stock options to non-management board members (Note 8)						14,399			14,399
DSU's to non-management board members						9,813			9,813
Other comprehensive loss (net of tax - $Nil)							242,254		242,254
Net loss								(1,340,133)	(1,340,133)
Balance at Feb. 28, 2013					6,128,697	22,640,807	2,244	(31,424,817)	(2,653,069)
Balance (in Shares) at Feb. 28, 2013					17,906,937
Balance at Nov. 30, 2013					11,721,152	23,619,055	284,421	(41,579,701)	(5,955,073)
Balance (in Shares) at Nov. 30, 2013					21,430,611
Stock options to employees						6,537			6,537
Shares issued for options exercised (Note 8)					42,826	(13,090)			29,736
Shares issued for options exercised (Note 8) (in Shares)					12,000				12,000
Proceeds from at-the-market financing (Note 7)					4,944,014				4,944,014
Proceeds from at-the-market financing (Note 7) (in Shares)					1,312,100				4,808,054
Share issuance cost (Note 7)					(670,087)				(670,087)
Issuance of shares on exercise of warrants (Note 10)					296,777	(134,277)			162,500
Issuance of shares on exercise of warrants (Note 10) (in Shares)					65,000
Reclass	5,438,022	5,438,022	728,950	728,950
DSU's to non-management board members						9,181			9,181
Net loss								2,201,435	2,201,435
Balance at Feb. 28, 2014					$ 16,334,682	$ 29,654,378	$ 284,421	$ (39,378,266)	$ 6,895,215
Balance (in Shares) at Feb. 28, 2014					22,819,711